SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	[1]	$ 50,517	$ 43,252
Other current asset		1,852	27
Total		$ 52,369	$ 43,279

[1]	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.